Interest-bearing loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest bearing loans and borrowings
Lease liabilities	$ 339	$ 271	$ 228
Current debt	2,337	5,129	5,314
Total current debt and lease liabilities	2,676	5,400	5,542
Non-current liabilities	26,506	22,365	22,965
Lease liabilities	1,113	857	725
Total non-current debt and lease liabilities	27,619	23,222	23,690
Total borrowings	30,295	28,622	29,232
Current secured bank loans		0	22
Non-current secured bank loans		0	181
Overdrafts
Interest bearing loans and borrowings
Current debt	59	203	183
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt	90	97	78
Bank collateral
Interest bearing loans and borrowings
Current debt	181	215	89
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities	339	271	228
Lease liabilities	1,113	857	725
Other loans (including commercial paper)
Interest bearing loans and borrowings
Current debt	$ 10	19	22
0.3% Callable bond due 2023
Interest bearing loans and borrowings
Current debt			1,399
Interest rate on borrowings	0.30%
7% Guaranteed debentures
Interest bearing loans and borrowings
Current debt			294
Interest rate on borrowings	7.00%
2023 floating bank loan due 2023
Interest bearing loans and borrowings
Current debt			2,000
Floating rate loan due 2023
Interest bearing loans and borrowings
Current debt			400
3.5% Callable bond due 2023
Interest bearing loans and borrowings
Current debt			849
Interest rate on borrowings	3.50%
0.7% Callable bond due 2024
Interest bearing loans and borrowings
Current debt		1,600
Non-current liabilities			1,598
Interest rate on borrowings	0.70%
0.75% Callable bond due 2024
Interest bearing loans and borrowings
Current debt		995
Non-current liabilities			957
Interest rate on borrowings	0.75%
2024 Floating bank loan due 2024
Interest bearing loans and borrowings
Current debt		2,000
Non-current liabilities			1,998
3.375% Callable bond due 2025
Interest bearing loans and borrowings
Current debt	$ 1,997
Non-current liabilities		1,994	1,992
Interest rate on borrowings	3.375%
0.7% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,198	1,196	1,195
Interest rate on borrowings	0.70%
1.2% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,249	1,248	1,246
Interest rate on borrowings	1.20%
4.8% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 1,247
Interest rate on borrowings	4.80%
3.625% callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 780	829
Interest rate on borrowings	3.625%
3.125% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 748	747	746
Interest rate on borrowings	3.125%
4.875% callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,096	1,095
Interest rate on borrowings	4.875%
1.25% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 829	879	845
Interest rate on borrowings	1.25%
1.75% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,247	1,246	1,245
Interest rate on borrowings	1.75%
4% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 996	995	995
Interest rate on borrowings	4.00%
4.85% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 1,246
Interest rate on borrowings	4.85%
0.375% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 829	881	846
Interest rate on borrowings	0.375%
4.9 Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 646	645
Interest rate on borrowings	4.90%
3.121% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 682
Interest rate on borrowings	3.121%
1.375% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 1,295	1,294	1,293
Interest rate on borrowings	1.375%
4.9% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 994
Interest rate on borrowings	4.90%
2.25% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 747	747	747
Interest rate on borrowings	2.25%
5.75% Non-callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 438	444	420
Interest rate on borrowings	5.75%
3.75% Callable bond due 2032
Interest bearing loans and borrowings
Non-current liabilities	$ 778	827
Interest rate on borrowings	3.75%
4.875% Callable bond due 2033
Interest bearing loans and borrowings
Non-current liabilities	$ 497	497
Interest rate on borrowings	4.875%
3.278% Callable bond due 2033
Interest bearing loans and borrowings
Non-current liabilities	$ 786
Interest rate on borrowings	3.278%
5% Callable bond due 2034
Interest bearing loans and borrowings
Non-current liabilities	$ 1,489
Interest rate on borrowings	5.00%
6.45% Callable bond due 2037
Interest bearing loans and borrowings
Non-current liabilities	$ 2,727	2,725	2,724
Interest rate on borrowings	6.45%
4% Callable bond due 2042
Interest bearing loans and borrowings
Non-current liabilities	$ 989	989	988
Interest rate on borrowings	4.00%
4.375% Callable bond due 2045
Interest bearing loans and borrowings
Non-current liabilities	$ 982	981	981
Interest rate on borrowings	4.375%
4.375% Callable bond due 2048
Interest bearing loans and borrowings
Non-current liabilities	$ 738	738	737
Interest rate on borrowings	4.375%
2.125% Callable bond due 2050
Interest bearing loans and borrowings
Non-current liabilities	$ 487	487	487
Interest rate on borrowings	2.125%
3% Callable bond due 2051
Interest bearing loans and borrowings
Non-current liabilities	$ 735	735	735
Interest rate on borrowings	3.00%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 31	$ 146	$ 190